Contingencies	12 Months Ended
Dec. 31, 2021
Contingencies
Contingencies

27          Contingencies

(a)	The Group is involved in a number of legal matters, including applications to approve the filing of class actions, some of which may involve significant amounts. The developments and/or resolutions in some of such matters, including through either negotiations or litigation, are subject to a high level of uncertainty that cannot be reliably quantified at the reporting date. In addition, due to market conditions, regulators in certain jurisdictions have become more active in their regulatory oversight over our industry, mostly by means of information requests.

As at December 31, 2021, the total amount claimed with respect to legal matters, excluding those discloses below, as well as excluding claims in the ordinary course of business, which are covered by insurance (and in respect of which the Company has included a provision in the amount it is likely to bear, based on past experience) is approximately US$ 9 million. Regarding the provision recognized in respect of legal matters, including insurance claims – see Note 15.

In addition, within the ordinary course of business, the Company and its subsidiaries provided guaranties, which as at December 31, 2021 amounted to approximately US$ 11 million.

27          Contingencies (cont’d)

(b)

During 2016, the Company’s wholly-owned agency in Israel, along with other third-party shipping agencies, was served with an application to approve the filing of a class action with the Central District Court in Israel. The petitioner alleged, among other things, that the agency has, in breach of the Port Regulations, charged its customers for services rendered with higher rates than permitted, as well as charged for services which are not included in the list of services detailed in the aforesaid regulations. During the second half of 2019, this application was rejected by the court, followed by an appeal filed with the Israeli Supreme Court on this ruling. During the second half of 2021 the Israeli Supreme Court denied the appeal on the verdict of the District Court dismissing the claim.

(c)

During 2017, the Company was served, together with another defendant, with an application to the Central District Court in Israel to approve the filing of class action in Israel, related to alleged breaches of competition laws in respect of carriage of vehicles form South-East Asia to Israel. The applicants estimated the total damage caused to the class of plaintiffs at a total of NIS 403 million (approximately US$ 130 million) based on an expert opinion attached to the application, although it may not necessarily be correct and/or relevant to the Company. Management, based on legal advice, believes that it has good defense arguments for dismissing the application of the claim to be approved as a class action and it is more likely than not that such application will be dismissed.

(d)

In one jurisdiction, courts ruled against shipping agencies operating in this jurisdiction in respect of alleged overcharging of local charges from customers, including a subsidiary of the Company. The shipping agencies (including the subsidiary) have appealed to the local Supreme Court against this ruling. The shipping agencies are conducting negotiations to achieve an out of court settlement.

(e)

During 2020, two of the Company’s subsidiaries became involved in two separate industry-related investigations regarding competition law issues. In the first half of 2021, one of these investigations was concluded and came to its end with no adverse findings relating to the Group. In January 2022, the second investigation was concluded with an administrative fine in an immaterial amount, while another industry-related investigation, involving another subsidiary of the Company in another jurisdiction, was initiated.

(f)

During 2020, in a certain jurisdiction, a claim was filed against the Company, together with other carriers operating in that jurisdiction, regarding competition and commercial issues. The involved carriers jointly responded to the claim, as well as filed a motion for its dismissal which was later denied. Subsequently, the involved carriers have filed a motion for leave to file an appeal.

(g)

During 2020, in a certain jurisdiction, the Company was served with a demand letter alleging the use by the Company of confiscated property in another jurisdiction for which the potential plaintiffs are allegedly entitled to compensation. Management, based on legal advice, believes it is more likely than not that this matter, if materialized to an asserted claim, will be rejected.

(h)

During 2021, the Company was served with a claim for an alleged patents infringement filed against it in the US. Management, based on legal advice, believes that it has good defense arguments against the claim, and that it is more likely than not that the Company will prevail in this matter.

(i)

The legal matters mentioned in sections (d), (e) and (f) above do not include a specific claimed amount, and/or, based on the Company’s legal advisors, the outcome of which, if any, can’t be assessed in this preliminary stage. Those matters, based on their alleged claims, regardless of their validity and merits, may each result in a potential exposure of tens of millions of US dollars. However, the developments and/or resolutions in such matters, including through either negotiations or litigation, are subject to significant level of uncertainty that cannot be reliably quantified at the reporting date.

(j)	Based on legal advice and management estimation, the Company included a provision in its financial statements, with respect to certain legal matters.